Non-Operating Income (Tables)	6 Months Ended
Jun. 30, 2026
Non-Operating Income [Abstract]
Schedule of Non-Operating Income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Foreign exchange gain	2,535	1,203
Gain on remeasurement of previously held equity interest	51	-
Realized gains on Investment	755	-
Unrealized gains on Investment	73	-
Financial income	19	-
Interest income	6,240	1,611
Other	62	-
Total non-operating income	9,735	2,814